Fair values of financial assets and financial liabilities - Not measured at fair value (Details) - AUD ($) $ in Millions	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	$ 138,448
Quoted market prices (Level 1)
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	23,516
Valuation techniques (Market observable) (Level 2)
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	113,549
Valuation techniques (Non-market observable) (Level 3)
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	1,383
Not measured at fair value
Fair values of financial assets and financial liabilities
Financial assets	732,769	$ 733,863	$ 777,524
Financial assets, Fair Value	734,285	735,629	779,854
Financial liabilities	740,545	762,834	785,697
Financial liabilities, Fair Value	742,731	764,483	779,976
Not measured at fair value | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities	2,504	2,250	12,728
Financial liabilities, Fair Value	2,504	2,250	12,728
Not measured at fair value | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities	548,189	555,367	544,126
Financial liabilities, Fair Value	548,167	555,621	544,506
Not measured at fair value | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities	39,139	36,276	23,496
Financial liabilities, Fair Value	39,139	36,276	23,496
Not measured at fair value | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities	122,211	144,992	179,540
Financial liabilities, Fair Value	123,576	146,402	175,610
Not measured at fair value | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities	26,294	23,949	25,807
Financial liabilities, Fair Value	27,137	23,934	23,636
Not measured at fair value | Liabilities held for sale
Fair values of financial assets and financial liabilities
Financial liabilities	2,208
Financial liabilities, Fair Value	2,208
Not measured at fair value | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets	33,877	30,129	45,815
Financial assets, Fair Value	33,877	30,129	45,815
Not measured at fair value | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets	3,917	4,778	5,339
Financial assets, Fair Value	3,917	4,778	5,339
Not measured at fair value | Investment securities
Fair values of financial assets and financial liabilities
Financial assets	365	984	1,111
Financial assets, Fair Value	365	984	1,111
Not measured at fair value | Loans
Fair values of financial assets and financial liabilities
Financial assets	688,090	692,498	719,410
Financial assets, Fair Value	689,606	694,264	721,740
Not measured at fair value | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets	3,312	5,474	5,849
Financial assets, Fair Value	3,312	$ 5,474	$ 5,849
Not measured at fair value | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets	3,208
Financial assets, Fair Value	$ 3,208